Schedule of changes in balances of deferred tax assets and liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfIncomeTaxLineItems [Line Items]
Deferred tax assets1	R$ 8,257,252		R$ 2,662,596
Deferred tax asset1		R$ 8,529,972
Deferred tax liabilities1	1,407,434	1,234,398	273,036
Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	5,714,469	4,981,691	3,470,087
Ending balance	451,988	3,696,310
Impact on the equity		(2,184,706)
Other comprehensive income	280,790
Net member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	6,849,818	7,295,574	2,389,560
Ending balance	(164,966)	2,721,308
Impact on the equity		2,184,706
Other comprehensive income	(280,790)
Other member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	4,826	4,827	6,739
Ending balance	(68,005)	407,069
Impact on the equity		(408,981)
Other comprehensive income	68,004
Amortization of fair value adjustments on the assets from the acquisiton of quattor member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	725,097	722,222	722,685
Ending balance	2,875	(463)
Tax depreciation member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	4,176,950	3,737,169	1,903,027
Ending balance	439,781	1,834,142
Present value adjustment and amortized cost member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	154,691	79,920	11,276
Ending balance	74,771	68,644
Hedge accounting member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	(234,402)	1,788,568
Impact on the equity		(1,788,568)
Other comprehensive income	234,402
Amortization of fair value adjustments on the assets from the acquisiton of braskem qpar member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	232,433	279,321	393,773
Ending balance	(46,888)	(114,452)
Long term incentive plan member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	15,906	(4,823)
Impact on the equity		4,823
Other comprehensive income	(15,906)
Health care one member | Liabilities category member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	5,710	(8,020)
Impact on the equity		8,020
Other comprehensive income	(5,710)
Asset member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	12,564,287	12,277,265	5,859,647
Ending balance	287,022	6,417,618
Asset member | Tax losses i r and negative base c s l member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	3,354,716	3,278,184	2,150,692
Ending balance	76,532	1,127,492
Asset member | Goodwill amortized member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	2,459	6,520	21,677
Ending balance	(4,061)	(15,157)
Asset member | Exchange variations member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	4,280,062	3,817,615	1,132,351
Ending balance	462,447	2,685,264
Asset member | Temporary adjustment member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	4,850,338	4,996,337	2,357,267
Ending balance	(145,999)	2,639,070
Asset member | Business combination member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	26,884	56,211	85,539
Ending balance	(29,327)	(29,328)
Asset member | Tax credits member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance		77,032	49,833
Ending balance	(77,032)	27,199
Asset member | Other member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	49,828	45,366	62,288
Ending balance	4,462	(16,922)
Liabilities category member | Temporary adjustment member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	88,993	158,232	R$ 432,587
Ending balance	(69,239)	R$ (274,355)
Liabilities category member | Exclusion of i c m s in basis of calculation member
DisclosureOfIncomeTaxLineItems [Line Items]
Ending balance	331,479
Ending balance	R$ 331,479